INCOME TAXES - Components of Loss from Continuing Operations before Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Income Tax Disclosure [Abstract]
U.S.	$ (9,590)	$ 9,868
Foreign	6,592	9,801
(Loss) income from continuing operations before income taxes	$ (2,998)	$ 19,669